CONCENTRATIONS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Prepaid and other current assets [Member] Credit risk [Member] Company A [Member] CNY	Dec. 31, 2013 Prepaid and other current assets [Member] Credit risk [Member] Company A [Member] CNY	Dec. 31, 2014 Prepaid and other current assets [Member] Credit risk [Member] Company B [Member] CNY	Dec. 31, 2013 Prepaid and other current assets [Member] Credit risk [Member] Company B [Member] CNY	Dec. 31, 2014 Other non-current assets [Member] Credit risk [Member] Company C [Member] CNY	Dec. 31, 2013 Other non-current assets [Member] Credit risk [Member] Company C [Member] CNY	Dec. 31, 2014 Consideration receivable [Member] Credit risk [Member] Company D [Member] CNY	Dec. 31, 2013 Consideration receivable [Member] Credit risk [Member] Company D [Member] CNY	Dec. 31, 2014 Consideration receivable [Member] Credit risk [Member] Company F [Member] CNY	Dec. 31, 2013 Consideration receivable [Member] Credit risk [Member] Company F [Member] CNY	Dec. 31, 2014 Consideration receivable [Member] Credit risk [Member] Company G [Member] CNY	Dec. 31, 2013 Consideration receivable [Member] Credit risk [Member] Company G [Member] CNY	Dec. 31, 2014 Consideration receivable [Member] Credit risk [Member] Company H [Member] CNY	Dec. 31, 2013 Consideration receivable [Member] Credit risk [Member] Company H [Member] CNY
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)				34.00%	26.00%	24.00%	18.00%	95.00%	91.00%	52.00%	58.00%	10.00%	7.00%		35.00%	37.00%
Prepaid and other current assets	$ 23,833	147,876	192,148	49,800	49,800	35,000	35,000
Other non-current assets	19,501	120,997	131,859					114,537	119,864
Consideration receivable										70,000	110,000	13,800	13,800		67,066	50,000